Pay vs Performance Disclosure	12 Months Ended
	Oct. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	SCT Total Compensation for PEO (1) ($)	Compensation Actually Paid to PEO(1) (3) ($)	Average SCT Total Compensation for Other NEOs (2) ($)	Average Compensation Actually Paid to Other NEOs (2) (3) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (5) (in millions) ($)	Company Selected Measure:

					Total Stockholder Return (4) ($)	Peer Group Stockholder Return (4) ($)		Non-GAAP EPS (6) ($)

2024	15,427,631	39,832,969	3,767,148	8,460,906	131.30	130.04	392.3	3.69
2023	13,490,923	22,309,137	3,462,463	4,997,872	97.77	99.33	294.2	3.20
2022	11,735,964	(9,232,263)	3,122,556	(1,008,290)	85.72	102.28	385.8	3.11
2021	10,994,906	36,205,083	2,772,601	7,944,570	130.69	132.08	2,944.7	3.31

Company Selected Measure Name	Non-GAAP EPS
Named Executive Officers, Footnote	Our PEO for all presented fiscal years was Albert G. White III.Our Other NEOs for each year were Brian G. Andrews, Daniel G. McBride, Holly R. Sheffield, and Gerard H. Warner III.
PEO Total Compensation Amount	$ 15,427,631	$ 13,490,923	$ 11,735,964	$ 10,994,906
PEO Actually Paid Compensation Amount	$ 39,832,969	22,309,137	(9,232,263)	36,205,083
Adjustment To PEO Compensation, Footnote	Total compensation reported for our PEO and the average compensation of the Other NEOs for each fiscal year in the 2024 SCT was adjusted in accordance with Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid” as follows:

	FY 2024		FY 2023		FY 2022		FY 2021
	CEO ($)	Average for Other NEOs ($)	CEO ($)	Average for Other NEOs ($)	CEO ($)	Average for Other NEOs ($)	CEO ($)	Average for Other NEOs ($)

SCT Total Compensation	15,427,631	3,767,148	13,490,923	3,462,463	11,735,964	3,122,556	10,994,906	2,772,601
Adjustments for Equity Fair Value:
Deduct: equity award value reported in the SCT	(12,480,056)	(2,437,453)	(10,569,853)	(2,212,547)	(9,250,214)	(2,000,105)	(8,499,660)	(1,700,029)
Add: year-end fair value (FV) of awards granted during the FY and remaining unvested at FY end	15,357,812	2,999,501	11,289,458	2,192,652	6,953,597	1,503,562	18,414,809	3,685,523
Add/(Deduct): change in year-end FV of prior year awards remaining unvested at FY end	18,697,796	3,627,552	5,603,219	1,074,119	(17,482,099)	(3,405,635)	13,119,132	2,709,109
Add/(Deduct): change in FV from prior FY end of prior-year awards that vested during FY	2,910,971	565,558	2,487,221	477,940	(1,224,000)	(261,639)	2,193,605	493,591
Adjustments for Pension Value:
(Deduct): aggregate change in actuarial present value of the RIP	(101,721)	(83,389)	(12,647)	(18,474)	—	—	(51,121)	(46,458)
Add/(Deduct): prior service cost attributed to benefits under the RIP	20,536	21,989	20,816	21,719	34,489	32,971	33,412	30,233
Compensation Actually Paid in FY:	39,832,969	8,460,906	22,309,137	4,997,872	(9,232,263)	(1,008,290)	36,205,083	7,944,570
	Equity values are calculated in accordance with ASC 718. The SCT value of stock options relies on a Black-Scholes Model and the year-end value of stock options used for determining CAP was calculated using the Hull-White Lattice Model. For a discussion of valuation assumptions, see Note 9, Stock Plans, in our Notes to Consolidated Financial Statements included in our 2024 Annual Report.
Non-PEO NEO Average Total Compensation Amount	$ 3,767,148	3,462,463	3,122,556	2,772,601
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,460,906	4,997,872	(1,008,290)	7,944,570
Adjustment to Non-PEO NEO Compensation Footnote	Total compensation reported for our PEO and the average compensation of the Other NEOs for each fiscal year in the 2024 SCT was adjusted in accordance with Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid” as follows:

	FY 2024		FY 2023		FY 2022		FY 2021
	CEO ($)	Average for Other NEOs ($)	CEO ($)	Average for Other NEOs ($)	CEO ($)	Average for Other NEOs ($)	CEO ($)	Average for Other NEOs ($)

SCT Total Compensation	15,427,631	3,767,148	13,490,923	3,462,463	11,735,964	3,122,556	10,994,906	2,772,601
Adjustments for Equity Fair Value:
Deduct: equity award value reported in the SCT	(12,480,056)	(2,437,453)	(10,569,853)	(2,212,547)	(9,250,214)	(2,000,105)	(8,499,660)	(1,700,029)
Add: year-end fair value (FV) of awards granted during the FY and remaining unvested at FY end	15,357,812	2,999,501	11,289,458	2,192,652	6,953,597	1,503,562	18,414,809	3,685,523
Add/(Deduct): change in year-end FV of prior year awards remaining unvested at FY end	18,697,796	3,627,552	5,603,219	1,074,119	(17,482,099)	(3,405,635)	13,119,132	2,709,109
Add/(Deduct): change in FV from prior FY end of prior-year awards that vested during FY	2,910,971	565,558	2,487,221	477,940	(1,224,000)	(261,639)	2,193,605	493,591
Adjustments for Pension Value:
(Deduct): aggregate change in actuarial present value of the RIP	(101,721)	(83,389)	(12,647)	(18,474)	—	—	(51,121)	(46,458)
Add/(Deduct): prior service cost attributed to benefits under the RIP	20,536	21,989	20,816	21,719	34,489	32,971	33,412	30,233
Compensation Actually Paid in FY:	39,832,969	8,460,906	22,309,137	4,997,872	(9,232,263)	(1,008,290)	36,205,083	7,944,570
	Equity values are calculated in accordance with ASC 718. The SCT value of stock options relies on a Black-Scholes Model and the year-end value of stock options used for determining CAP was calculated using the Hull-White Lattice Model. For a discussion of valuation assumptions, see Note 9, Stock Plans, in our Notes to Consolidated Financial Statements included in our 2024 Annual Report.
Compensation Actually Paid vs. Total Shareholder Return	Relationship between CAP and TSR for the Company and the S&P 500 Healthcare Equipment Index
Compensation Actually Paid vs. Net Income	Relationship between CAP and Net Income
Compensation Actually Paid vs. Company Selected Measure	Relationship between CAP and Non-GAAP EPS
Total Shareholder Return Vs Peer Group	Relationship between CAP and TSR for the Company and the S&P 500 Healthcare Equipment Index
Tabular List, Table	Revenue (Organic or Constant Currency) •Non-GAAP EPS (Constant Currency) •Operating Income (Constant Currency)
Total Shareholder Return Amount	$ 131.30	97.77	85.72	130.69
Peer Group Total Shareholder Return Amount	130.04	99.33	102.28	132.08
Net Income (Loss)	$ 392,300,000	$ 294,200,000	$ 385,800,000	$ 2,944,700,000
Company Selected Measure Amount	3.69	3.20	3.11	3.31
PEO Name	Albert G. White III.	Albert G. White III.	Albert G. White III.	Albert G. White III.
Additional 402(v) Disclosure	Reflects cumulative total stockholder return (“TSR") of the Company and of the S&P 500 Healthcare Equipment Index assuming a $100 investment on October 31, 2019 and the reinvestment of all dividends.This column presents the Company's consolidated net income as reported in our Annual Report on Form 10-K for each covered year.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP EPS
Non-GAAP Measure Description	Non-GAAP EPS as reported in our year-end earnings disclosures. Amounts for 2023 and 2022 have been adjusted for the 4-for-1 stock split that occurred in February 2024.
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Income
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (101,721)	$ (12,647)	$ 0	$ (51,121)
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,536	20,816	34,489	33,412
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,480,056)	(10,569,853)	(9,250,214)	(8,499,660)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,357,812	11,289,458	6,953,597	18,414,809
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,697,796	5,603,219	(17,482,099)	13,119,132
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,910,971	2,487,221	(1,224,000)	2,193,605
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(83,389)	(18,474)	0	(46,458)
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,989	21,719	32,971	30,233
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,437,453)	(2,212,547)	(2,000,105)	(1,700,029)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,999,501	2,192,652	1,503,562	3,685,523
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,627,552	1,074,119	(3,405,635)	2,709,109
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 565,558	$ 477,940	$ (261,639)	$ 493,591